Goodwill And Other Intangible Assets (Schedule Of Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Beginning balance	$ 2,953	$ 2,956
Goodwill, Purchase Accounting Adjustments		(3)
Foreign currency translation and other	8	0
Ending balance	2,961	2,953
CRM/NMD [Member]
Goodwill [Roll Forward]
Beginning balance	1,235	1,231
Goodwill, Purchase Accounting Adjustments		0
Foreign currency translation and other	(6)	4
Ending balance	1,229	1,235
CV/AF [Member]
Goodwill [Roll Forward]
Beginning balance	1,718	1,725
Goodwill, Purchase Accounting Adjustments		(3)
Foreign currency translation and other	14	(4)
Ending balance	1,732	1,718
AGA Medical [Member]
Goodwill [Roll Forward]
Goodwill, Purchase Accounting Adjustments		$ (3)